Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2023 and 2022 are as follows:

	Intangible Assets with	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Indefinite Life	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
		(in million pesos)
December 31, 2023
Costs:
Balances at beginning of the year	220	4,505	3,016	135	4,703	1,205	1,320	14,884	15,104	63,595	78,699
Translation and other adjustments	—	56	1	—	—	—	1	58	58	—	58
Balances at end of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,505	2,078	135	4,703	1,205	870	13,496	13,496	654	14,150
Amortization during the year (Notes 4 and 5)	—	—	186	—	—	—	35	221	221	—	221
Translation and other adjustments	—	56	1	—	—	—	(6)	51	51	—	51
Balances at end of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Net balances at end of the year	220	—	752	—	—	—	422	1,174	1,394	62,941	64,335
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	4	—	—	—	3-8	—	—	—	—
December 31, 2022
Costs:
Balances at beginning of the year	—	4,505	3,016	135	4,703	1,205	799	14,363	14,363	62,033	76,396
Additions during the year	220	—	—	—	—	—	521	521	741	1,565	2,306
Disposals	—	—	—	—	—	—	—			(3)	(3)
Balances at end of the year	220	4,505	3,016	135	4,703	1,205	1,320	14,884	15,104	63,595	78,699
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,505	1,892	131	4,703	1,205	771	13,207	13,207	654	13,861
Amortization during the year (Notes 4 and 5)	—	—	186	4	—	—	38	228	228	—	228
Business combinations	—	—	—	—	—	—	71	71	71	—	71
Translation and other adjustments	—	—	—	—	—	—	(10)	(10)	(10)	—	(10)
Balances at end of the year	—	4,505	2,078	135	4,703	1,205	870	13,496	13,496	654	14,150
Net balances at end of the year	220	—	938	—	—	—	450	1,388	1,608	62,941	64,549
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	5	—	—	—	4-9	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2023 and 2022 are as follows:

	2023			2022
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	752	—	752	938	—	938
Customer list	—	220	220	—	220	220
Others	—	422	422	—	450	450
Total intangible assets	752	642	1,394	938	670	1,608
Goodwill	56,571	6,370	62,941	56,571	6,370	62,941
Total goodwill and intangible assets	57,323	7,012	64,335	57,509	7,040	64,549

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2022 are as follows:

Year	(in million pesos)
2024	220
2025	220
2026	221
2027	214
2028 and onwards	299
1,174